Note 20 Summarized Profit And Loss Held For Sale USA (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021		Jun. 30, 2020
Summarized profit and loss held for sale USA [Line Items]
Interest and similar income held for sale USA	€ 974,000,000		€ 1,400,000,000
Interest expense held for sale USA	(53,000,000)		(307,000,000)
Net Interest Income	921,000,000		1,092,000,000
Dividend income held for sale USA	2,000,000		2,000,000
Fee and commission income held for sale USA	285,000,000		337,000,000
Fee and commission expense held for sale USA	(86,000,000)		(94,000,000)
Gains losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net held for sale USA	(4,000,000)		27,000,000
Gains losses on financial assets and liabilities held for trading held for sale USA	26,000,000		70,000,000
Gains losses on non trading financial assets mandatorily at fair value through profit or loss net held for sale USA	2,000,000		0
Gains losses on financial assets and liabilities designated at fair value through profit or loss net held for sale USA	2,000,000		2,000,000
Gains losses resulting from hedge accounting net held for sale USA	(1,000,000)		5,000,000
Exchange differences net held for sale USA	5,000,000		(11,000,000)
Other operating income held for sale USA	9,000,000		9,000,000
Other operating expenses held for sale USA	(30,000,000)		(34,000,000)
Gross income	1,132,000,000		1,405,000,000
Administrative expenses held for sale USA	(661,000,000)		(748,000,000)
Amortization held for sale USA	(80,000,000)		(104,000,000)
Provisions or reversal of provisions held for sale USA	4,000,000		(22,000,000)
Impairment or reversal of impairment of financial assets not measured at fair value through profit or loss and net gains or losses on changes in value held for sale USA	(66,000,000)		(574,000,000)
Operating Income Loss held for sale USA	330,000,000		(43,000,000)
Impairment or reversal of impairment on non-financial assets held for sale USA	0		(2,084,000,000)
Gains losses on derecognition of non financial assets and equity interests net held for sale USA	(2,000,000)		1,000,000
Gains losses on disposal of non current assets and disposal groups classified as held for sale not qualifying as discontinued operations held for sale USA	3,000,000		1,000,000
Tax Gains Losses From Continuing Operations Before Tax Held For Sale USA	330,000,000		(2,126,000,000)
Income tax expense or income from continuing operations held for sale USA	(80,000,000)		22,000,000
Profit Loss From Continuing Operations After Tax	250,000,000		(2,104,000,000)
Profit loss after tax from discontinued operations held for sale USA	29,000,000		0
Income Loss for the period held for sale USA	280,000,000		(2,104,000,000)
Of wich attributable to minority interest Non controlling interests held for sale USA	0		0
Of wich Attributable to owners of the parent company held for sale USA	€ 280,000,000	[1]	€ (2,104,000,000)

[1]	(*) Cumulative profit net of taxes earned and recognized by BBVA Group in relation to the sale of BBVA USA Bancshares has been €582 million, corresponding to the results generated by the entities within the scope of the sale agreement from the date of the agreement to the closing date of the agreement, plus the profit after tax on the sale as of the closing date.